SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (4,240,745)	$ (3,523,051)
Property and equipment, net	4,925,517	5,673,584
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	178,936	185,280
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,655,936	7,746,905
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	449,808	387,741
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 881,583	$ 876,709